Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net earnings		$ 86,138	$ 427,115
Items that will not be reclassified to net earnings
Gain (loss) on LTIs	[1]	161,936	(39,985)
Income tax recovery (expense) related to LTIs	[1]	(9,623)	(2,662)
Total other comprehensive income (loss)	[2]	152,313	(42,647)
Total comprehensive income		$ 238,451	$ 384,468

[1]	LTIs = long-term investments – common shares held.
[2]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.